Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	$ 21,591	$ 20,101
Accumulated amortization	(21,495)	(20,003)
Total intangible assets, net	96	98
Amortization charge for the year to December 31,	1	69
Cryptocurrencies Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	96	96
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	149	136
Accumulated amortization	(149)	(136)
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	12,132	11,195
Accumulated amortization	(12,132)	(11,193)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	6,933	6,393
Accumulated amortization	(6,933)	(6,393)
Total Intangible Assets Subject to Amortization, Net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	$ (0)	$ 2